Convertible Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Millions				1 Months Ended		12 Months Ended
	Feb. 26, 2021	Apr. 30, 2020 USD ($) $ / shares shares	Nov. 30, 2019 USD ($) shares	Oct. 31, 2019 $ / shares shares	Jul. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) Director $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2021 shares	Mar. 31, 2018 shares
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized						947,127,740	947,127,740		959,370,218
Debt instrument, Converted to shares | $							$ 3.3
Number of board of directors | Director						10
Common stock, voting rights				Effective October 30, 2019, in connection with the SoftBank Transactions, the holders of the shares of Class A Common Stock are entitled to one vote per share and the holders of the shares of Class B, Class C and Class D Common Stock are entitled to three votes per share. Prior to October 30, 2019, holders of Class B and Class C Common Stock were entitled to ten votes per share.
Maximum [Member]
Temporary Equity [Line Items]
Number of board of directors | Director						11
Common stock, voting rights	49.90
SBG SoftBank Vision Fund and their Affiliates [Member]
Temporary Equity [Line Items]
Number of board of directors | Director						5
Conversion of Convertible Preferred Stock to Common Stock [Member]
Temporary Equity [Line Items]
Gross proceeds from issuance of stock trigger for conversion of convertible preferred stock to common stock | $						$ 250.0
Automatic Conversion of Series H One and H Three Preferred Stock [Member] | SBG SVFE and their Affiliates [Member] | Maximum [Member]
Temporary Equity [Line Items]
Ownership interest						49.90%
Automatic Conversion of Series H Two and H Four Preferred Stock [Member] | SBG SVFE and their Affiliates [Member] | Maximum [Member]
Temporary Equity [Line Items]
Ownership interest						49.90%
Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity , par value | $ / shares						$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized						947,128,000
Acquisition Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized						13,900,000				13,900,000
Temporary equity stock issued during period shares new issues						31,135	1,609,744	1,407,796
AP One Acquisition Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized						1,600,000
AP Two Acquisition Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized						40,000
AP Three Acquisition Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized						1,100,000
AP Four Acquisition Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized						1,500,000
Series H One Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				227,025,024		227,025,000
Shares issued, price per share | $ / shares				$ 11.60
Series H One Convertible Preferred Stock [Member] | Exercise of Two Thousand and Nineteen Warrants Event [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during period shares new issues		112,068,966	17,241,379
Temporary equity stock issued during period value new issues | $		$ 911.1	$ 200.0
Payments of stock issuance costs | $			$ 38.6
Series H One Convertible Preferred Stock [Member] | Pacific Co [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during period shares new issues		34,482,759
Series H One Convertible Preferred Stock [Member] | Affiliates of SBG [Member]
Temporary Equity [Line Items]
Temporary equity share fair value | $ / shares		$ 8.13
Series H Two Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				227,025,024		227,025,000
Shares issued, price per share | $ / shares				$ 11.60
Series H Three Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				129,887,919		129,888,000
Shares issued, price per share | $ / shares				$ 0.01
Series H Four Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized				129,887,919		129,888,000
Shares issued, price per share | $ / shares				$ 0.01
Series G One Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized						45,455,000
Series G One Convertible Preferred Stock [Member] | Release of Acquisitions Equity Holdback [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during period shares new issues								49,152
Series G One Convertible Preferred Stock [Member] | Conversion of Convertible Note to Series G One Preferred Stock [Member]
Temporary Equity [Line Items]
Conversion of debt to common stock | $					$ 1,000.0
Debt conversion converted instrument shares issued					9,090,909
Series G One Convertible Preferred Stock [Member] | Exercise of Amended Two Thousand and Eighteen Warrants [Member]
Temporary Equity [Line Items]
Temporary equity stock issued during period shares new issues					22,727,273
Senior Convertible Preferred Stock Except Series H Two and Series H Four Convertible Preferred Stock [Member] | Conversion to Class A Common Stock [Member]
Temporary Equity [Line Items]
Preferred stock convertible conversion basis						one-to-one
Junior Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized						2,000
Junior Convertible Preferred Stock [Member] | Conversion to Class B Common Stock [Member]
Temporary Equity [Line Items]
Preferred stock convertible conversion basis						one-to-one
Series A Preferred Stock and Series G Preferred Stock [Member]
Temporary Equity [Line Items]
Number of board members entitled to elect by each class of temporary stock | Director						1
Class B and Class C Common Stock [Member]
Temporary Equity [Line Items]
Common stock, voting rights						two
Series G Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized						34,742,000
Series G Convertible Preferred Stock [Member] | Conversion of Convertible Note to Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Debt instrument, Converted to shares | $						$ 4.2	$ 4.2	$ 4.2
Debt instrument convertible debt number of shares issuable						785,302	785,302	785,302
Acquisition Preferred Stock and Senior Preferred Stock Except Series H Two and Series H Four [Member]
Temporary Equity [Line Items]
Convertible preferred stock votes per share						one vote for each share